Schedule of Investments (unaudited) July 31, 2020	iShares® Morningstar Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
HEICO Corp.	16,141	$1,551,473
HEICO Corp., Class A	28,927	2,214,362
Teledyne Technologies Inc.(a)	14,637	4,489,168
TransDigm Group Inc.	20,077	8,664,831

		16,919,834

Biotechnology — 5.5%
ACADIA Pharmaceuticals Inc.(a)	45,423	1,888,234
Alnylam Pharmaceuticals Inc.(a)(b)	45,140	6,579,606
BioMarin Pharmaceutical Inc.(a)(b)	72,194	8,649,563
Exact Sciences Corp.(a)(b)	56,795	5,381,326
Exelixis Inc.(a)	122,425	2,826,793
Incyte Corp.(a)	72,027	7,113,387
Ionis Pharmaceuticals Inc.(a)(b)	50,616	2,913,457
Neurocrine Biosciences Inc.(a)	37,074	4,462,227
Sarepta Therapeutics Inc.(a)	29,579	4,540,968
Seattle Genetics Inc.(a)	46,302	7,698,634

		52,054,195

Capital Markets — 3.2%
FactSet Research Systems Inc.	15,119	5,235,710
MarketAxess Holdings Inc.	15,134	7,819,738
Morningstar Inc.	8,163	1,371,710
MSCI Inc.(b)	33,941	12,761,137
SEI Investments Co.	49,609	2,596,039

		29,784,334

Chemicals — 0.3%
Scotts Miracle-Gro Co. (The)	15,731	2,494,465

Commercial Services & Supplies — 2.2%
Cintas Corp.	33,648	10,157,322
Copart Inc.(a)	82,483	7,691,539
Rollins Inc.	56,267	2,948,391

		20,797,252

Communications Equipment — 1.4%
Arista Networks Inc.(a)	21,460	5,574,664
Ciena Corp.(a)	61,337	3,650,165
Lumentum Holdings Inc.(a)(b)	29,901	2,775,710
Ubiquiti Inc.	4,808	890,922

		12,891,461

Construction Materials — 1.2%
Martin Marietta Materials Inc.	24,848	5,148,009
Vulcan Materials Co.	52,870	6,207,995

		11,356,004

Consumer Finance — 0.3%
Credit Acceptance Corp.(a)(b)	5,194	2,430,480

Distributors — 0.5%
Pool Corp.	15,944	5,049,465

Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions Inc.(a)	23,227	2,490,863

Electrical Equipment — 0.9%
AMETEK Inc.	91,596	8,541,327

Electronic Equipment, Instruments & Components — 2.9%
CDW Corp./DE	56,817	6,604,976
Cognex Corp.	68,541	4,583,337
IPG Photonics Corp.(a)	14,183	2,538,899
Keysight Technologies Inc.(a)	74,668	7,458,587

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(a)	21,195	$5,950,496

		27,136,295

Entertainment — 2.1%
Live Nation Entertainment Inc.(a)	56,718	2,654,969
Roku Inc.(a)(b)	36,556	5,662,159
Take-Two Interactive Software Inc.(a)	45,488	7,460,942
Zynga Inc., Class A(a)	381,565	3,750,784

		19,528,854

Equity Real Estate Investment Trusts (REITs) — 0.7%
American Homes 4 Rent, Class A(b)	101,908	2,955,332
CyrusOne Inc.	45,992	3,836,653

		6,791,985

Food Products — 0.1%
Beyond Meat Inc.(a)	4,205	529,410

Health Care Equipment & Supplies — 10.3%
ABIOMED Inc.(a)	17,948	5,383,323
Align Technology Inc.(a)(b)	28,614	8,407,365
Cooper Companies Inc. (The)(b)	19,615	5,549,672
DexCom Inc.(a)	36,848	16,048,778
Haemonetics Corp.(a)	20,027	1,755,567
IDEXX Laboratories Inc.(a)	33,907	13,486,509
Insulet Corp.(a)	26,133	5,314,407
Masimo Corp.(a)	19,875	4,374,885
Novocure Ltd.(a)	31,137	2,359,873
Penumbra Inc.(a)	13,199	2,928,990
ResMed Inc.	57,756	11,696,168
Steris PLC	33,914	5,413,692
Teleflex Inc.	18,534	6,915,035
West Pharmaceutical Services Inc.	29,385	7,900,745

		97,535,009

Health Care Providers & Services — 0.5%
Chemed Corp.	6,338	3,119,500
Guardant Health Inc.(a)	20,711	1,764,163

		4,883,663

Health Care Technology — 3.1%
Cerner Corp.	121,504	8,438,453
Teladoc Health Inc.(a)	29,722	7,062,839
Veeva Systems Inc., Class A(a)	53,832	14,242,332

		29,743,624

Hotels, Restaurants & Leisure — 2.2%
Chipotle Mexican Grill Inc.(a)	10,245	11,834,614
Domino’s Pizza Inc.	15,616	6,037,302
Vail Resorts Inc.(b)	16,075	3,086,882

		20,958,798

Household Products — 1.0%
Church & Dwight Co. Inc.	98,166	9,456,331

Insurance — 0.6%
Brown & Brown Inc.	93,908	4,269,997
Erie Indemnity Co., Class A, NVS	7,341	1,542,491

		5,812,488

Interactive Media & Services — 1.3%
IAC/InterActiveCorp.(a)	28,881	3,824,422
Pinterest Inc., Class A(a)	44,900	1,539,621
Snap Inc., Class A, NVS(a)(b)	327,356	7,339,322

		12,703,365

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail — 3.2%
Etsy Inc.(a)	47,380	$5,608,844
Expedia Group Inc.	54,078	4,380,859
MercadoLibre Inc.(a)	18,059	20,309,513

		30,299,216

IT Services — 11.2%
Akamai Technologies Inc.(a)(b)	64,785	7,284,425
Black Knight Inc.(a)	59,852	4,484,112
Booz Allen Hamilton Holding Corp.	55,069	4,502,441
Broadridge Financial Solutions Inc.	45,838	6,157,877
EPAM Systems Inc.(a)	22,212	6,443,257
FleetCor Technologies Inc.(a)	33,457	8,650,977
Gartner Inc.(a)	35,600	4,437,184
GoDaddy Inc., Class A(a)	65,979	4,637,004
Jack Henry & Associates Inc.	30,587	5,453,662
MongoDB Inc.(a)(b)	14,464	3,313,413
Okta Inc.(a)	46,352	10,242,865
Square Inc., Class A(a)	136,218	17,687,907
Twilio Inc., Class A(a)(b)	51,347	14,244,685
VeriSign Inc.(a)	40,592	8,592,515

		106,132,324

Life Sciences Tools & Services — 3.6%
Agilent Technologies Inc.	123,273	11,874,888
Avantor Inc.(a)	107,396	2,371,304
Bio-Rad Laboratories Inc., Class A(a)	8,532	4,478,362
Bio-Techne Corp.	15,259	4,198,666
Bruker Corp.(b)	40,448	1,804,790
Charles River Laboratories International Inc.(a)	19,756	3,931,246
PRA Health Sciences Inc.(a)	25,400	2,706,624
Repligen Corp.(a)	18,793	2,836,052

		34,201,932

Machinery — 2.2%
Graco Inc.	66,512	3,541,099
IDEX Corp.	30,099	4,960,917
Nordson Corp.	20,496	3,968,640
Toro Co. (The)	42,786	3,052,781
Xylem Inc./NY	71,826	5,241,862

		20,765,299

Media — 0.4%
Cable One Inc.	2,101	3,829,199

Metals & Mining — 0.4%
Royal Gold Inc.	26,181	3,663,507

Oil, Gas & Consumable Fuels — 1.2%
Cabot Oil & Gas Corp.	159,122	2,975,581
Cheniere Energy Inc.(a)(b)	91,588	4,531,774
Concho Resources Inc.	78,529	4,125,914

		11,633,269

Pharmaceuticals — 1.1%
Catalent Inc.(a)	64,933	5,671,248
Horizon Therapeutics PLC(a)	76,162	4,660,353

		10,331,601

Professional Services — 5.1%
Clarivate PLC, NVS(a)(b)	102,934	2,846,125
CoStar Group Inc.(a)	15,714	13,353,129
IHS Markit Ltd.	159,257	12,856,817
TransUnion	75,773	6,786,988
Verisk Analytics Inc.	64,779	12,224,445

		48,067,504

Security	Shares	Value

Road & Rail — 0.7%
Old Dominion Freight Line Inc.	37,671	$6,887,012

Semiconductors & Semiconductor Equipment — 4.2%
Entegris Inc.	53,740	3,864,443
KLA Corp.	61,901	12,369,677
Monolithic Power Systems Inc.	16,611	4,402,081
Teradyne Inc.	66,179	5,887,284
Universal Display Corp.(b)	16,925	2,952,566
Xilinx Inc.	97,076	10,421,109

		39,897,160

Software — 19.7%
Anaplan Inc.(a)	35,385	1,606,833
ANSYS Inc.(a)	34,300	10,653,580
Aspen Technology Inc.(a)(b)	26,988	2,624,853
Avalara Inc.(a)	27,238	3,662,149
Cadence Design Systems Inc.(a)	111,460	12,177,005
Ceridian HCM Holding Inc.(a)	40,526	3,172,780
Coupa Software Inc.(a)	26,604	8,152,796
Crowdstrike Holdings Inc., Class A(a)	8,223	930,844
DocuSign Inc.(a)	51,907	11,254,995
Dynatrace Inc.(a)	62,788	2,626,422
Fair Isaac Corp.(a)	11,579	5,085,381
Fortinet Inc.(a)(b)	53,564	7,407,901
Guidewire Software Inc.(a)(b)	33,092	3,893,605
HubSpot Inc.(a)(b)	16,372	3,841,035
Palo Alto Networks Inc.(a)	38,512	9,855,991
Paycom Software Inc.(a)	19,260	5,476,966
Paylocity Holding Corp.(a)(b)	14,359	1,912,619
Pegasystems Inc.	15,281	1,786,196
Proofpoint Inc.(a)(b)	22,876	2,646,067
PTC Inc.(a)	41,570	3,556,729
RealPage Inc.(a)(b)	34,656	2,183,675
RingCentral Inc., Class A(a)	30,742	8,923,480
Slack Technologies Inc., Class A(a)(b)	25,367	749,595
Smartsheet Inc., Class A(a)	36,505	1,742,749
Splunk Inc.(a)(b)	63,397	13,301,958
SS&C Technologies Holdings Inc.	89,126	5,124,745
Synopsys Inc.(a)	60,198	11,992,646
Trade Desk Inc. (The), Class A(a)	16,324	7,367,348
Tyler Technologies Inc.(a)(b)	15,875	5,671,344
VMware Inc., Class A(a)	31,846	4,465,128
Workday Inc., Class A(a)	65,296	11,813,352
Zendesk Inc.(a)(b)	45,602	4,156,622
Zoom Video Communications Inc., Class A(a)	11,373	2,887,718
Zscaler Inc.(a)	26,337	3,419,859

		186,124,966

Specialty Retail — 1.0%
Burlington Stores Inc.(a)	26,247	4,934,436
Ulta Beauty Inc.(a)	22,482	4,338,801

		9,273,237

Textiles, Apparel & Luxury Goods — 2.4%
Lululemon Athletica Inc.(a)	45,659	14,866,114
VF Corp.	127,298	7,683,707

		22,549,821

Trading Companies & Distributors — 1.1%
Fastenal Co.	228,683	10,757,248

Total Common Stocks — 99.9% (Cost: $745,331,626)		944,302,797

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Investments

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(c)(d)(e)	61,496,676	$61,564,323
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(c)(d)	900,000	900,000

		62,464,323

Total Short-Term Investments — 6.6% (Cost: $62,423,548)		62,464,323

Total Investments in Securities — 106.5% (Cost: $807,755,174)		1,006,767,120

Other Assets, Less Liabilities — (6.5)%		(61,542,315)

Net Assets — 100.0%		$945,224,805

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$50,439,366	$11,125,845	(a)	$—	$9,141	$(10,029)	$61,564,323	61,496,676	$72,769	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	900,000	(a)	—	—	—	900,000	900,000	186		—

					$9,141	$(10,029)	$62,464,323		$72,955		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	5	09/18/20	$369	$13,259
S&P Select Sector Technology E-Mini Index	3	09/18/20	333	15,503

				$28,762

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Morningstar Mid-Cap Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$944,302,797	$—	$—	$944,302,797
Money Market Funds	62,464,323	—	—	62,464,323

	$1,006,767,120	$—	$—	$1,006,767,120

Derivative financial instruments(a)
Assets
Futures Contracts	$28,762	$—	$—	$28,762

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4